Description of Organization, Business Operations, Liquidity, and Going Concern (Details Narrative) - USD ($)				1 Months Ended				9 Months Ended		10 Months Ended	12 Months Ended
		Apr. 14, 2023	Nov. 15, 2021	Oct. 16, 2023	Aug. 16, 2022	Nov. 15, 2021	Oct. 22, 2021	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2023	Mar. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation									Mar. 05, 2021
Stock issued during period, Shares								200,000
proceeds from initial public offering												$ 230,000,000
Class of warrant or right issued during period, Warrants									20,400,000		20,400,000
Proceeds from Issuance of Private Placement										$ 8,900,000
Offering Costs							$ 21,834,402
Deferred Underwriting Fees Payable Non Current			$ 8,050,000			$ 8,050,000	8,050,000
Underwriting fees							4,600,000
Other Offering Costs							9,184,402
Offering Costs on Founder Shares Offered to Anchor Investors							$ 8,306,250			8,306,250
Investment of cash in Trust Account						$ 232,300,000				$ 232,300,000
Common stock, Par or stated value per share								$ 0						$ 0
Period within which business combination shall be consummated from the closing of initial public offer									24 months
Temporary equity, redemption price per share									$ 10.57	$ 10.10	$ 10.20	$ 10.10
Shares issued	[1]							15,257,666
Liquidation basis of accounting, Accrued costs to dispose of assets and liabilities									$ 100,000		$ 100,000
Cash									8,412	$ 503,204	48,126	$ 503,204
Net working capital									$ 9,337,388		$ 3,649,365
Percentage of fair market value of shares repurchased											1.00%
On Or After First January Two Thousand And Twenty Three [Member] | Inflation Reduction Act Of Two Thousand And Twenty Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of excise tax on certain repurchases of stock at market value					1.00%
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period within which business combination shall be consummated from the closing of initial public offer				30 months
Temporary equity, shares outstanding				3,779,067
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account									80.00%		80.00%
Minimum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period within which business combination shall be consummated from the closing of initial public offer				24 months
Maximum [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period within which business combination shall be consummated from the closing of initial public offer				25 months
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, Par or stated value per share								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity stock redeemed during the period shares		18,281,946
Temporary equity, redemption price per share		$ 10.36
Repayment of common stocks subject to possible redemption		$ 189,434,603
Estimated outstanding balance in restricted assets accounts		$ 48,887,722
Temporary equity, shares outstanding		4,718,054						4,000,000	4,718,054	23,000,000	23,000,000	23,000,000
Shares issued								361,388
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity stock redeemed during the period shares				938,987
Temporary equity, redemption price per share				$ 10.66
Aggregate redemption amount				$ 10,000,000.0
Estimated outstanding balance in restricted assets account				$ 40,300,000
Common Class A [Member] | Public Share [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, Par or stated value per share									$ 0.0001		$ 0.0001
Percentage of Redemption of Common Stock									100.00%		100.00%
Period within which business combination shall be consummated from the closing of initial public offer									30 months		18 months
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right issued during period, Warrants						900,000	8,000,000		8,900,000		8,900,000
Class of warrant or right issued during period, Warrants, Price per warrant						$ 1.00	$ 1.00
Proceeds from Issuance of Private Placement						$ 900,000	$ 8,000,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares							20,000,000
Shares issued, Price per share							$ 10.00
proceeds from initial public offering							$ 200,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares			3,000,000			3,000,000
Over-Allotment Option [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares									3,000,000		3,000,000
Public Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, Shares			1,500,000			1,500,000
Shares issued, Price per share			$ 10.00			$ 10.00
Proceeds from Issuance of Warrants			$ 30,000,000			$ 30,000,000
PIPE Financing [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock allocated to investors													1,033,058
Monetary value of common stock allocated to investors													$ 5,000,000
Shares issued									0
Shares outstanding									0

[1]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V Share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V Share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 11.